Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,085	146,521	4,503	(94,633)		665		111,141
of which debt securities	12,191	40,700	1,225	–		82		54,198
of which foreign governments	11,996	11,377	35	–		–		23,408
of which corporates	72	8,958	478	–		82		9,590
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,282	1,486	195	–		583		36,546
of which derivatives	6,224	103,781	2,187	(94,633)		–		17,559
of which interest rate products	721	47,934	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	554	896	–		–		2,838
Investment securities	2	1,003	0	–		–		1,005
Other investments	0	23	3,666	–		405		4,094
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,056	235,149	10,578	(95,014)		1,070		219,839
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,213	0	–		–		13,213
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,419	105,828	2,809	(100,522)		1		27,535
of which short positions	11,689	4,974	25	–		1		16,689
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign governments	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,880	109	22	–		1		9,012
of which derivatives	7,730	100,854	2,784	(100,522)		–		10,846
of which interest rate products	776	44,003	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	59,046	9,676	–		–		68,722
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,702	0	–		–		10,702
Other liabilities	348	2,031	518	(305)		–		2,592
Total liabilities at fair value	33,615	194,714	14,443	(100,827)		1		141,946
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,710	181,166	7,535	(119,731)		658		157,338
of which debt securities	16,321	45,766	2,253	–		55		64,395
of which foreign governments	15,908	11,909	140	–		–		27,957
of which corporates	353	9,799	1,270	–		55		11,477
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,044	2,466	124	–		603		63,237
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	2	605	0	–		–		607
Other investments	13	6	3,054	–		721		3,794
of which other equity investments	13	6	2,132	–		608		2,759
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,936	261,948	16,364	(120,635)		1,379		290,992
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,594	0	–		–		13,594
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,544	137,947	4,246	(129,867)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,536	132,885	4,191	(129,867)		–		17,745
of which interest rate products	3,264	68,159	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	63,708	7,268	–		–		70,976
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,586	0	–		–		10,586
Other liabilities	0	6,678	1,271	(169)		–		7,780
Total liabilities at fair value	77,618	242,872	14,035	(130,036)		1		204,490
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,517	(663)	0	0	0	86	0	267	0	0	64	3,666	120
of which other equity investments	2,132	65	(757)	1,482	(448)	0	0	0	96	0	263	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,288	(9,975)	1,201	(4,173)	(112)	609	0	221	0	0	472	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	4,191	838	(2,553)	19	(8)	1,135	(1,498)	340	166	0	0	0	0	154	2,784	629
of which equity/index-related derivatives	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,268	4,767	(6,677)	0	0	11,323	(6,863)	(38)	(316)	0	(5)	0	(50)	267	9,676	(32)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,271	21	(556)	51	(89)	116	(501)	10	(28)	113	66	0	0	44	518	26
Total liabilities at fair value	14,035	6,154	(10,486)	169	(309)	14,340	(10,225)	277	(96)	113	61	0	(64)	474	14,443	690
Net assets/(liabilities) at fair value	2,329	(4,083)	4,098	10,119	(9,666)	(13,139)	6,052	(389)	705	(113)	160	0	64	(2)	(3,865)	(756)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 3 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,401	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(104)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,610	3,214	(7,478)	0	0	5,891	(5,622)	568	(708)	0	0	99	(81)	(1,225)	7,268	236
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,385	160	(183)	266	(277)	129	(396)	(33)	37	0	300	0	0	(117)	1,271	64
Total liabilities at fair value	19,321	4,259	(9,569)	950	(693)	9,473	(9,609)	799	702	0	300	99	(71)	(1,926)	14,035	2,093
Net assets/(liabilities) at fair value	(2,987)	1,712	5,040	10,999	(11,582)	(5,692)	4,211	(474)	830	0	(52)	(99)	71	352	2,329	(496)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (692) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (100) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	4,503
of which debt securities	1,225
of which corporates	478
of which	124	Discounted cash flow	Credit spread, in bp		50	1,290	701
			Price, in %		0	100	47
			Recovery rate, in %		39	39	1
of which	107	Market comparable	Price, in %		0	110	63
of which	55	Option model	Correlation, in %		(50)	100	68
			Fund gap risk, in %	[2]	0	3	1
			Volatility, in %		0	163	17
of which	69	Price	Price, in %		35	120	92
of which	145	Vendor price	Price, in actuals		0	123	79
of which RMBS	424	Discounted cash flow	Discount rate, in %		1	29	13
of which derivatives	2,187
of which interest rate products	624
of which	6	Discounted cash flow	Funding spread, in bp		109	166	127
			Volatility, in %		0	100	97
of which	612	Option model	Correlation, in %		(4)	100	9
			Mean reversion, in %		(55)	(8)	0
			Prepayment rate, in %		0	21	17
			Volatility, in %		(3)	1	0
of which other derivatives	1,034	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		73	138	99
of which other trading assets	896
of which	611	Discounted cash flow	Market implied life expectancy, in years		3	14	7
			Tax swap rate, in %		30	30	30
of which	189	Market comparable	Price, in %		0	130	34
of which	93	Option model	Mortality rate, in %		0	70	6
Other investments	3,666
of which other equity investments	2,863
of which	929	Adjusted NAV	Price, in actuals		287	287	287
of which	1,919	Price	Price, in actuals		1	1,292	54
of which life finance instruments	789	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	1,534
of which commercial and industrial loans	717
of which	474	Discounted cash flow	Credit spread, in bp		184	3,325	809
of which	6	Market comparable	Price, in %		19	19	19
of which	209	Price	Price, in %		0	100	50
of which financial institutions	465
of which	327	Discounted cash flow	Credit spread, in bp		0	3,212	921
of which	158	Price	Price, in %		14	76	31
Other assets	694
of which loans held-for-sale	562
of which	281	Discounted cash flow	Credit spread, in bp		0	563	314
of which	254	Market comparable	Price, in %		0	139	67
of which	16	Price	Price, in %		0	75	54
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,535
of which debt securities	2,253
of which corporates	1,270
of which	386	Discounted cash flow	Credit spread, in bp		(9)	1,509	1,007
of which	321	Market comparable	Price, in %		0	227	95
of which	416	Option model	Correlation, in %		(50)	100	55
			Gap risk, in %	[2]	0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	158	23
of which	71	Vendor price	Price, in actuals		0	2,292	1,654
			Unadjusted NAV, in actuals		1	1	1
of which derivatives	3,911
of which equity/index-related products	1,186	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	58
			Gap risk, in %	[2]	0	4	0
			Volatility, in %		(2)	158	24
of which other derivatives	1,079	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,247
of which	766	Discounted cash flow	Market implied life expectancy, in years		3	14	7
Other investments	3,054
of which other equity investments	2,132
of which	840	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	118	Market comparable	Price, in %		100	100	100
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	110	Vendor price	Price, in actuals		1	1,249	713
of which life finance instruments	920	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	3,669
of which commercial and industrial loans	1,347
of which	908	Discounted cash flow	Credit spread, in bp		237	1,480	554
			Recovery rate, in %		25	25	25
of which	338	Market comparable	Price, in %		0	100	70
of which	72	Option model	Pre-IPO intrinsic option, in actuals		100	100	100
of which financial institutions	1,082
of which	674	Discounted cash flow	Credit spread, in bp		192	1,698	612
			Recovery rate, in %		25	40	25
of which	190	Market comparable	Price, in %		0	100	54
Other assets	1,825
of which loans held-for-sale	1,576
of which	296	Discounted cash flow	Credit spread, in bp		246	506	343
			Recovery rate, in %		1	40	34
of which	1,277	Market comparable	Price, in %		0	111	71
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,809
of which derivatives	2,784
of which equity/index-related derivatives	1,787
of which	1,696	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	67
			Dividend yield, in %		0	7	4
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		(1)	163	17
of which	63	Price	Price, in actuals		0	849	2
Short-term borrowings	1,032
of which	24	Discounted cash flow	Credit spread, in bp		0	181	51
of which	905	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	70
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which	73	Price	Price, in %		34	120	94
Long-term debt	9,676
of which structured notes over one year and up to two years	1,464	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	69
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which structured notes over two years	6,318
of which	474	Discounted cash flow	Credit spread, in bp		8	702	72
of which	5,813	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	75
			Credit spread, in bp		3	92	75
			Fund gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	19
of which	9	Price	Price, in %		26	26	26
of which other debt instruments over two years	1,854
of which	382	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		16	30	24
			Price, in actuals		9	9	9
of which	1,472	Price	Price, in actuals		9	35	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	4,246
of which derivatives	4,191
of which equity/index-related derivatives	2,010	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	58
			Volatility, in %		(2)	158	27
of which credit derivatives	1,335
of which	738	Discounted cash flow	Correlation, in %		37	45	44
			Credit spread, in bp		0	1,468	391
			Default rate, in %		0	7	3
			Discount rate, in %		6	19	14
			Funding spread, in bp		55	183	120
			Loss severity, in %		0	100	68
			Prepayment rate, in %		0	9	7
			Recovery rate, in %		12	81	38
of which	520	Market comparable	Price, in %		84	116	99
of which	12	Option model	Correlation, in %		49	50	50
			Credit spread, in bp		13	865	250
Short-term borrowings	701
of which	58	Discounted cash flow	Credit spread, in bp		(4)	992	722
			Recovery rate, in %		35	40	39
of which	508	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	56
			Fund gap risk, in %	[3]	0	2	0
			Volatility, in %		3	158	30
Long-term debt	7,268
of which structured notes over one year and up to two years	1,133
of which	48	Discounted cash flow	Credit spread, in bp		35	189	52
			Recovery rate, in %		25	25	25
of which	1,051	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Fund gap risk, in %	[3]	0	2	0
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		0	158	24
of which structured notes over two years	5,526
of which	1,380	Discounted cash flow	Credit spread, in bp		(14)	481	58
			Recovery rate, in %		23	40	38
of which	9	Market comparable	Price, in %		27	46	27
of which	3,961	Option model	Buyback probability, in %	[2]	50	100	66
			Correlation, in %		(50)	100	55
			Gap risk, in %	[3]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(5)
			Volatility, in %		0	158	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2021	Cumulative	2020		2021	2020
Financial instruments (CHF million)
Customer deposits	14	(62)	(9)		0	0
Short-term borrowings	19	(51)	(13)		0	1
Long-term debt	266	(2,139)	70		103	155
of which treasury debt over two years	(129)	(921)	234		0	0
of which structured notes over two years	359	(1,132)	(177)		103	155
Total	299	(2,252)	48		103	156
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2021						2020
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	193		471		664	24	138		519		657	45
Private equity funds	40		0		40	42	94		0		94	77
Hedge funds	12		2		14	1	12		7		19	0
Equity method investment funds	336		15		351	124	321		287		608	226
Funds held in other investments	388		17		405	167	427		294		721	303
Total fair value of investment funds and unfunded commitments	581	[1]	488	[2]	1,069	191	565	[3]	813	[4]	1,378	348
1 CHF 339 million of the underlying assets have known liquidation periods and for CHF 242 million, the timing of liquidation is unknown.
2 CHF 304 million is redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 190 million of the underlying assets have known liquidation periods and for CHF 375 million, the timing of liquidation is unknown.
4
CHF 540 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

end of 2020
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	152
of which equity method investments	118	Discounted cash flow	Discount rate, in %	8	13	13
of which equity securities (without a readily determinable fair value)	21
of which	16	Discounted cash flow	Discount rate, in %	12	16	14
of which	5	Market comparable	Price per share, in actuals	5	6,003	2,441
Other assets	110
of which loans held-for-sale	45	Market comparable	Price, in %	80	100	88
of which premises, equipment and right-of-use assets	60	Market comparable	Price, in actuals	60	60	60
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	80	97	83

end of 2020
Assets (CHF million, except where indicated)
Other investments	326
of which equity method investments	303	Discounted cash flow	Discount rate, in %	10	14	12
Other assets	97
of which loans held-for-sale	39	Market comparable	Price, in %	83	100	95
of which premises, equipment and right-of-use assets	54
of which	52	Discounted cash flow	Price, in actuals	52	52	52
			Discount rate, in %	1	3	3
of which	2	Market comparable	Price, in actuals	2	2	2
Liabilities (CHF million, except where indicated)
Other liabilities	14
of which commitments held-for-sale	14	Market comparable	Price, in %	83	98	89
1 Weighted average is calculated based on the fair value of the instruments.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2021			2020
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	68,565	58	57,994	57,895	99
Loans	10,243	11,035	(792)	11,408	12,079	(671)
Other assets [1]	8,624	10,777	(2,153)	7,834	10,090	(2,256)
Due to banks and customer deposits	(493)	(442)	(51)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,213)	(13,212)	(1)	(13,594)	(13,578)	(16)
Short-term borrowings	(10,690)	(10,996)	306	(10,740)	(10,632)	(108)
Long-term debt [2]	(68,722)	(71,833)	3,111	(70,976)	(73,842)	2,866
Other liabilities	(1,170)	(1,403)	233	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	843	2,657	(1,814)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2021		2020		2019
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	24	[1]	15	[1]	29	[1]
of which related to credit risk	2		0		11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	638	[1]	1,198	[1]	2,696	[1]
Other investments	304	[2]	397	[2]	268	[3]
of which related to credit risk	2		1		2
Loans	443	[1]	510	[1]	908	[1]
of which related to credit risk	(13)		(181)		26
Other assets	519	[1]	489	[1]	892	[1]
of which related to credit risk	133		(106)		111
Due to banks and customer deposits	(22)	[3]	(10)	[3]	(29)	[3]
of which related to credit risk	0		0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(43)	[1]	(58)	[1]	(612)	[1]
Short-term borrowings	98	[3]	(687)	[3]	(50)	[3]
of which related to credit risk	2		0		8
Long-term debt	(3,005)	[3]	(2,294)	[3]	(8,501)	[3]
of which related to credit risk	0		11		(5)
Other liabilities	171	[3]	(20)	[3]	92	[2]
of which related to credit risk	71		(15)		50
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	277,766	0	272,527	13,722	286,249
Other financial assets [1]	180,024	164,097	15,469	503	180,069
Financial liabilities
Due to banks and customer deposits	407,607	243,324	164,289	0	407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	8,703	0	8,702	0	8,702
Long-term debt	98,174	0	98,841	1,716	100,557
Other financial liabilities [2]	12,460	1	12,021	443	12,465
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	34,282	0	34,282	0	34,282
Loans	277,137	0	272,660	14,534	287,194
Other financial assets [1]	155,266	138,672	16,315	303	155,290
Financial liabilities
Due to banks and customer deposits	402,589	234,700	167,924	0	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,399	0	23,399	0	23,399
Short-term borrowings	10,128	0	10,128	0	10,128
Long-term debt	90,111	0	90,897	2,317	93,214
Other financial liabilities [2]	16,012	0	15,567	412	15,979
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,145	146,768	4,503	(94,782)		665		111,299
of which debt securities	12,191	40,799	1,225	–		82		54,297
of which foreign government	11,996	11,377	35	–		–		23,408
of which corporates	72	9,057	478	–		82		9,689
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,342	1,486	195	–		583		36,606
of which derivatives	6,224	103,930	2,187	(94,782)		–		17,559
of which interest rate products	721	48,083	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	553	896	–		–		2,837
Investment securities	0	1,003	0	–		–		1,003
Other investments	0	23	3,666	–		404		4,093
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,114	235,396	10,578	(95,163)		1,069		219,994
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,307	0	–		–		13,307
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,423	105,865	2,809	(100,559)		1		27,539
of which short positions	11,693	4,974	25	–		1		16,693
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign government	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,884	109	22	–		1		9,016
of which derivatives	7,730	100,891	2,784	(100,559)		–		10,846
of which interest rate products	776	44,039	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	58,112	9,676	–		–		67,788
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,708	0	–		–		10,708
of which other subordinated bonds	0	7,133	0	–		–		7,133
Other liabilities	348	2,008	517	(305)		–		2,568
Total liabilities at fair value	33,619	193,888	14,442	(100,864)		1		141,086
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,746	181,303	7,535	(119,731)		658		157,511
of which debt securities	16,321	45,903	2,253	–		55		64,532
of which foreign government	15,908	11,909	140	–		–		27,957
of which corporates	353	9,936	1,270	–		55		11,614
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,080	2,466	124	–		603		63,273
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	1	604	0	–		–		605
Other investments	13	6	3,054	–		720		3,793
of which other equity investments	13	6	2,132	–		609		2,760
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,971	262,084	16,364	(120,635)		1,378		291,162
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,688	0	–		–		13,688
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,543	138,018	4,246	(129,937)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,535	132,956	4,191	(129,937)		–		17,745
of which interest rate products	3,264	68,229	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	62,957	7,286	–		–		70,243
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,627	0	–		–		10,627
Other liabilities	0	6,675	1,250	(169)		–		7,756
Total liabilities at fair value	77,617	242,283	14,032	(130,106)		1		203,827
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,513	(658)	0	0	0	86	0	267	0	0	63	3,666	120
of which other equity investments	2,132	65	(757)	1,478	(443)	0	0	0	96	0	262	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans [2]	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans [2]	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,284	(9,970)	1,201	(4,173)	(112)	609	0	221	0	0	471	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	4,191	838	(2,553)	19	(8)	1,135	(1,498)	340	166	0	0	0	0	154	2,784	629
of which equity/index-related derivatives	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,286	4,767	(6,698)	0	0	11,323	(6,863)	(36)	(324)	0	0	0	(49)	270	9,676	(31)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,250	21	(538)	51	(89)	116	(493)	10	(28)	109	66	0	0	42	517	26
Total liabilities at fair value	14,032	6,154	(10,489)	169	(309)	14,340	(10,217)	279	(104)	109	66	0	(63)	475	14,442	691
Net assets/(liabilities) at fair value	2,332	(4,083)	4,101	10,115	(9,661)	(13,139)	6,044	(391)	713	(109)	155	0	63	(4)	(3,864)	(757)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 2 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,402	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(105)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,749	3,089	(7,478)	0	0	5,891	(5,622)	568	(690)	0	0	99	(82)	(1,238)	7,286	209
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,367	160	(183)	266	(277)	129	(390)	(33)	37	0	289	0	0	(115)	1,250	64
Total liabilities at fair value	19,442	4,134	(9,569)	950	(693)	9,473	(9,603)	799	720	0	289	99	(72)	(1,937)	14,032	2,066
Net assets/(liabilities) at fair value	(3,108)	1,837	5,040	10,999	(11,582)	(5,692)	4,205	(474)	812	0	(41)	(99)	72	363	2,332	(469)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (667) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (98) million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for qualitative information about level 3 assets and liabilities measured at fair value on a recurring basis.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2021	Cumulative	2020		2021	2020
Financial instruments (CHF million)
Customer deposits	14	(62)	(9)		0	0
Short-term borrowings	19	(51)	(13)		0	1
Long-term debt	263	(2,087)	24		103	155
of which treasury debt over two years	(134)	(859)	188		0	0
of which structured notes over two years	361	(1,142)	(177)		103	155
Total	296	(2,200)	2		103	156
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2021						2020
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	193		471		664	24	138		519		657	45
Private equity funds	39		0		39	42	92		0		92	77
Hedge funds	12		2		14	1	12		7		19	0
Equity method investment funds	336		15		351	124	322		287		609	226
Funds held in other investments	387		17		404	167	426		294		720	303
Fair value of investment funds and unfunded commitments	580	[1]	488	[2]	1,068	191	564	[3]	813	[4]	1,377	348
1 CHF 339 million of the underlying assets have known liquidation periods and for CHF 241 million, the timing of liquidation is unknown.
2 CHF 304 million of the redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 190 million of the underlying assets have known liquidation periods and for CHF 374 million, the timing of liquidation is unknown.
4
CHF 540 million of the redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2021	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

end of 2020
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2021			2020
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	68,565	58	57,994	57,895	99
Loans	10,243	11,035	(792)	11,408	12,079	(671)
Other assets [1]	8,624	10,777	(2,153)	7,834	10,090	(2,256)
Due to banks and customer deposits	(493)	(442)	(51)	(578)	(489)	(89)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,307)	(13,306)	(1)	(13,688)	(13,672)	(16)
Short-term borrowings	(10,690)	(10,996)	306	(10,740)	(10,632)	(108)
Long-term debt [2]	(67,788)	(70,946)	3,158	(70,243)	(73,175)	2,932
Other liabilities	(1,170)	(1,403)	233	(616)	(1,569)	953

Non-performing and non-interest-earning loans [3]	843	2,657	(1,814)	543	3,364	(2,821)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2021		2020		2019
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	24	[1]	15	[1]	29	[1]
of which related to credit risk	2		0		11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	638	[1]	1,198	[1]	2,696	[1]
Other investments	304	[2]	397	[2]	268	[3]
of which related to credit risk	2		1		2
Loans	443	[1]	510	[1]	908	[1]
of which related to credit risk	(13)		(181)		26
Other assets	519	[1]	489	[1]	892	[1]
of which related to credit risk	133		(106)		111
Due to banks and customer deposits	(22)	[3]	(10)	[3]	(29)	[3]
of which related to credit risk	0		0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(43)	[1]	(58)	[1]	(612)	[1]
Short-term borrowings	98	[3]	(687)	[3]	(50)	[3]
of which related to credit risk	2		0		8
Long-term debt	(2,644)	[3]	(2,349)	[3]	(7,950)	[3]
of which related to credit risk	0		11		(5)
Other liabilities	171	[3]	(20)	[3]	92	[2]
of which related to credit risk	71		(15)		50
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	286,438	0	281,195	13,722	294,917
Other financial assets [1]	179,217	163,307	15,457	494	179,258
Financial liabilities
Due to banks and customer deposits	408,624	244,155	164,475	0	408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	14,646	0	14,646	0	14,646
Long-term debt	92,908	0	93,597	1,702	95,299
Other financial liabilities [2]	12,542	0	12,105	441	12,546
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	34,282	0	34,282	0	34,282
Loans	285,570	0	281,097	14,534	295,631
Other financial assets [1]	154,441	137,763	16,399	302	154,464
Financial liabilities
Due to banks and customer deposits	403,704	235,477	168,262	0	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,399	0	23,399	0	23,399
Short-term borrowings	10,568	0	10,569	0	10,569
Long-term debt	90,035	0	90,716	2,317	93,033
Other financial liabilities [2]	16,131	0	15,694	403	16,097
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.